Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related party payables	$ 163,361	$ 228,978
Revenue from related parties		421,105
Trade balance due from a related party	$ 0	$ 153,998